Shareholders' Equity - Summary Of Ordinary Shares Reserved For Future Issuance (Details)	Dec. 31, 2021 shares
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	290,931,953
2019 Share Incentive Plan, As Amended
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	78,126,567
2020 ADs Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	22,154,304
Employee Share Purchase Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	14,691,541
Ordinary Share Warrants - MVIL (Related Party)
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	161,823,177
Ordinary Share Warrants- Venture Loan Issuance
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	13,636,364
Ordinary Share Warrant - Term Loan Issuance
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	500,000